Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Detailed Information About Loans Outstanding

Long-term borrowings (debts) as at December 31, 2020 and 2019 consist of the following:

	31/12/20	31/12/19
Six-month Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020	—	42
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021	3,920	4,601
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021	750	1,500
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022	—	428
Three-month Euribor (360) plus a 3.5% spread long-term debt with final payment due June 2022	750	1,125
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023	1,025	1,191
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022	183	—
11.76% fixed long-term debt with final payment due October 2023	314	—
2.3% fixed long-term debt with final payment due January 2026	5,562	6,075
No interest rate long-term debt with final payment due September 2027	378	—
0.21% fixed long-term debt with final payment due December 2030	3,257	3,105
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	287	345
Total long-term borrowings	16,426	18,412
Less current installments	(7,124)	(4,321)
Long-term borrowings, excluding current installments	9,302	14,091